Leasehold Improvement and Equipment, Net (Details Narrative) (10-K 2019) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense		$ 19,502	$ 37,247	$ 37,087	$ 40,131
Impairment of leasehold improvements and equipment	$ 55,919				55,919
Leasehold Improvement [Member]
Impairment of leasehold improvements and equipment					33,882
Furniture and Education Equipment [Member]
Impairment of leasehold improvements and equipment					$ 22,037